SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 22, 2019	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jul. 29, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ordinary shares subject to possible redemption			13,800,000	13,068,649
Cash		$ 712,062	$ 241,416	$ 624,830	$ 382,161	$ 0
Transaction costs	$ 3,187,305		3,183,227
Offering cost expense connection with warrant liability		4,078	4,078
Unrecognized tax benefits		0	0	0
Accrued interest and penalties		$ 0	$ 0	$ 0
Aggregate shares in calculation of diluted income (loss) per share,			17,910,000	17,910,000